THE EQUITY PROTECTOR(R)
                       SUPPLEMENT DATED FEBRUARY 12, 2001
                                       TO
                          PROSPECTUS DATED MAY 1, 1989
                        AS SUPPLEMENTED SEPTEMBER 1, 2000

THE FOLLOWING INFORMATION MODIFIES AND SUPPLEMENTS INFORMATION PROVIDED ON PAGE 4 OF THE PROSPECTUS UNDER THE HEADING "7. HOW ARE NET PREMIUMS ALLOCATED?" AND ON PAGES 12-13 UNDER THE HEADING "INVESTMENTS OF THE SERIES ACCOUNT - WRL SERIES FUND":

         On or about February 12, 2001, you may direct the money in your Policy into one new Sub-Account of the WRL Series Life Account. The Sub-Account invests exclusively in a new Portfolio of the WRL Series Fund, Inc. ("WRL Fund"). The investment objective of this new Portfolio is summarized below. There is no assurance that this Portfolio will achieve its stated objective. More detailed information, including a description of risks, can be found in the WRL Fund Prospectus for this new Portfolio, and should be read carefully.

------------------------------------- ----------------------------------- -----------------------------------
             PORTFOLIO                      SUB-ADVISER OR ADVISER               INVESTMENT OBJECTIVE
WRL LKCM Capital Growth               Luther King Capital Management      Seeks long-term growth of capital
                                      Corporation                         through a disciplined investment
                                                                          approach focusing on companies
                                                                          with superior growth prospects.
------------------------------------- ----------------------------------- -----------------------------------

THE FOLLOWING INFORMATION REPRESENTS BOTH THE ACTUAL ANNUAL EXPENSES OF THE EXISTING PORTFOLIOS INCURRED DURING 1999 (EXCEPT AS NOTED IN THE FOOTNOTES), AND THE ESTIMATED ANNUAL EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, OF THE NEW
PORTFOLIO:

FUND ANNUAL EXPENSES (1) (as a percentage of average portfolio assets after fee waivers and expense reimbursements)

                             WRL LKCM
                             CAPITAL GROWTH (11)
                             ------------------

Management Fees              0.80%
Other Expenses               0.20%
12b-1 Fee                     N/A
  Total Annual Expenses      1.00%

-----------------
(9) WRL Management has undertaken, until at least April 30, 2001, to pay expenses on behalf of the Portfolios of the WRL Fund to the extent normal operating expenses of a Portfolio exceed a stated percentage of each Portfolio's average daily net assets. The expense limit, the amount reimbursed by WRL Management during 1999 and the expense ratio without the reimbursement are listed below for each portfolio:

-------------------------------------------------------------------------------------------------------------------
                                                                                                     EXPENSE RATIO
   PORTFOLIO                                                      EXPENSE       REIMBURSEMENT            WITHOUT
                                                                    LIMIT           AMOUNT           REIMBURSEMENT
-------------------------------------------------------------------------------------------------------------------
WRL VKAM Emerging Growth                                           1.00%            $    N/A              N/A
WRL T. Rowe Price Small Cap                                        1.00%              63,542             2.46%
WRL Goldman Sachs Small Cap                                        1.00%              60,555             5.57%
WRL Pilgrim Baxter Mid Cap Growth                                  1.00%              34,986             1.40%
WRL Alger Aggressive Growth                                        1.00%                 N/A              N/A
WRL Third Avenue Value                                             1.00%              10,734             1.06%
WRL Value Line Aggressive Growth                                   1.00%                 N/A              N/A
WRL GE International Equity                                        1.20%             112,088             1.84%
WRL Janus Global                                                   1.00%                 N/A              N/A
WRL Gabelli Global Growth                                          1.20%                 N/A              N/A
WRL Great Companies - Global(2)                                    1.00%                 N/A              N/A
WRL Great Companies - Technology(SM)                               1.00%                 N/A              N/A
WRL LKCM Capital Growth                                            1.00%                 N/A              N/A
WRL Janus Growth                                                   1.00%                 N/A              N/A
WRL Goldman Sachs Growth                                           1.00%              49,677             2.68%
WRL GE U.S. Equity                                                 1.00%                 N/A              N/A
WRL Great Companies - America(SM)                                  1.00%                 N/A              N/A
WRL Salomon All Cap                                                1.00%              53,174             2.87%
WRL C.A.S.E. Growth                                                1.00%                 N/A              N/A
WRL Dreyfus Mid Cap                                                1.00%              34,541             4.89%
WRL NWQ Value Equity                                               1.00%                 N/A              N/A
WRL T. Rowe Price Dividend Growth                                  1.00%              46,989             2.35%
WRL Dean Asset Allocation                                          1.00%                 N/A              N/A
WRL LKCM Strategic Total Return                                    1.00%                 N/A              N/A
WRL J.P. Morgan Real Estate Securities                             1.00%              51,924             2.69%
WRL Federated Growth & Income                                      1.00%                 N/A              N/A
WRL AEGON Balanced                                                 1.00%                 N/A              N/A
WRL AEGON Bond                                                     0.70%                 N/A              N/A
WRL J.P. Morgan Money Market                                       0.70%                 N/A              N/A
-------------------------------------------------------------------------------------------------------------------

(1) Because this Portfolio did not commence operations until February 12, 2001, the percentages set forth as "Other Expenses" and "Total Annual Expenses" reflect estimates of "Other Expenses" for the first year of operations.

THE SIXTH PARAGRAPH ON PAGE 33 OF THE PROSPECTUS UNDER THE HEADING "APPENDIX A - ILLUSTRATION OF BENEFITS" IS CHANGED, AS FOLLOWS:

         Because WRL Great Companies - America(SM), WRL Great Companies - Technology(SM), WRL Value Line Aggressive Growth, WRL Great Companies - Global(2), WRL Gabelli Global Growth and WRL LKCM Capital Growth portfolios, Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP II Contrafund(R) Portfolio - Service Class 2 and Fidelity VIP III Growth Opportunities Portfolio - Service Class 2 had not commenced operations as of December 31, 1999, the estimated average annual Portfolio expense level reflects estimated expenses for each of these Portfolios for 2000.

WRL00039-2/2001